UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2011

Date of reporting period:	5/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MAY 31, 2011

Prudential Financial Services Fund

Fund Type Sector stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Financial Services Fund

Prudential Financial Services Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.34%; Class B, 2.04%; Class C, 2.04%; Class Z, 1.04%.

Cumulative Total Returns (Without Sales Charges) as of 5/31/11
	Six Months	One Year	Five Years	Ten Years
Class A	14.25%	30.55%	62.22%	122.23%
Class B	13.92	29.73	56.61	106.45
Class C	13.92	29.73	56.61	106.45
Class Z	14.46	31.05	64.62	128.18
MSCI World Financials ex-Real Estate Index	13.57	16.90	–33.97	–3.53
S&P Composite 1500 Index	15.40	26.68	19.77	37.91
Lipper Global Financial Services Funds Avg.	12.40	24.76	7.38	81.10

Average Annual Total Returns (With Sales Charges) as of 6/30/11
		One Year	Five Years	Ten Years
Class A		22.62%	8.51%	7.17%
Class B		23.79	8.84	6.99
Class C		27.79	8.99	6.99
Class Z		30.07	10.09	8.07
MSCI World Financials ex-Real Estate Index		19.10	–8.35	–0.50
S&P Composite 1500 Index		31.65	3.29	3.31
Lipper Global Financial Services Funds Avg.		26.35	0.41	5.45

Source: Prudential Investments LLC, MSCI, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual

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12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

MSCI World Financials ex-Real Estate Index (also referred to as MSCI Finance ex-Real Estate Index) is an unmanaged, cap-weighted index that monitors the performance of financial stocks from around the world. This index excludes real estate.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index, which gives a broad look at how U.S. stock prices have performed.

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

An investor cannot invest directly in an index or average. The returns for the MSCI World Financials ex-Real Estate Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/11
BNP Paribas (France), Commercial Banks	4.3%
BB&T Corp., Commercial Banks	3.8
Julius Baer Group Ltd. (Switzerland), Capital Markets	3.8
National Bank of Canada (Canada), Commercial Banks	3.4
Standard Chartered PLC (United Kingdom), Commercial Banks	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/11
Commercial Banks	49.3%
Insurance	21.1
Capital Markets	13.3
IT Services	7.2
Diversified Financial Services	3.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Financial Services Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2010, at the beginning of the period, and held through the six-month period ended May 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,142.50	1.34%	$7.16
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class B	Actual	$1,000.00	$1,139.20	2.04%	$10.88
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25

Class C	Actual	$1,000.00	$1,139.20	2.04%	$10.88
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25

Class Z	Actual	$1,000.00	$1,144.60	1.04%	$5.56
	Hypothetical	$1,000.00	$1,019.75	1.04%	$5.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Financial Services Fund	5

Portfolio of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.3%
COMMON STOCKS 96.3%

Capital Markets 13.3%
1,181,483	Aberdeen Asset Management PLC (United Kingdom)	$4,564,147
106,964	Bank Sarasin & Cie AG (Switzerland)	5,003,944
202,422	Julius Baer Group Ltd. (Switzerland)	8,885,320
310,800	Matsui Securities Co. Ltd. (Japan)	1,414,634
391,625	UBS AG (Switzerland)(a)	7,535,752
28,502	Verwaltungs-und Privat-Bank AG (Switzerland)	3,716,263

		31,120,060

Commercial Banks 49.3%
105,375	Banca Popolare dell’Etruria e del Lazio (Italy)(a)	349,865
276,100	Banco do Brasil SA (Brazil)	4,882,389
488,800	Banco Santander Brasil SA (Brazil), ADR	5,552,768
855,900	Bangkok Bank PCL (Thailand)	4,618,470
61,553	BankNordik P/F (Faroe Islands)(a)	1,449,662
10,168	Banque Cantonale Vaudoise (Switzerland)	6,005,104
1,630,349	Barclays PLC (United Kingdom)	7,451,381
323,100	BB&T Corp.	8,898,174
129,708	BNP Paribas (France)	10,163,284
20,700	Citizens & Northern Corp.	294,561
895,200	Citizens Republic Bancorp, Inc.(a)(b)	776,765
499,370	DnB NOR ASA (Norway)	7,533,898
196,300	First Horizon National Corp.(b)	2,063,113
16,651	Gronlandsbanken (Denmark)	1,391,829
290,060	Itau Unibanco Holding SA (Brazil), ADR	6,622,070
814,435	Karnataka Bank Ltd. (India)	2,113,607
3,338,480	Metropolitan Bank & Trust (Philippines)	5,324,899
1,584,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	7,289,750
96,000	National Bank of Canada (Canada)	8,021,056
899,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,924,636
4,751	Ringkjoebing Landbobank A/S (Denmark)	612,634
284,034	Standard Chartered PLC (United Kingdom)	7,625,911
27,072	Sydbank A/S (Denmark)	685,405
1,554,313	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	2,602,452
474,169	UCO Bank (India)	1,045,288
184,200	Wells Fargo & Co.	5,225,754

		115,524,725

Consumer Finance 0.8%
189,500	Imperial Holdings, Inc.(a)(b)	1,908,265

See Notes to Financial Statements.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 3.8%
397,800	Bank of America Corp.	$4,674,150
51,100	IBJ Leasing Co. Ltd. (Japan)	1,201,800
176,700	ING Groep NV (Netherlands), ADR(a)(b)	2,146,905
35,278	NASDAQ OMX Group, Inc. (The)(a)(b)	900,294

		8,923,149

Insurance 21.1%
68,200	ACE Ltd.	4,693,524
775,634	Ageas (Belgium)	2,149,895
1,516,000	AIA Group Ltd. (Hong Kong)(a)	5,350,691
271,925	AXA SA (France)	5,831,170
110,489	FBD Holdings PLC (Ireland)	1,160,732
177,300	Hartford Financial Services Group, Inc. (The)	4,725,045
612,081	Insurance Australia Group Ltd. (Australia)	2,320,098
393,017	Jardine Lloyd Thompson Group PLC (United Kingdom)	4,513,097
355,365	National Financial Partners Corp.(a)(b)	4,644,621
25,237	Powszechny Zaklad Ubezpieczen SA (Poland)	3,583,452
106,900	Progressive Corp. (The)	2,314,385
523,671	Storebrand ASA (Norway)	4,796,893
124,500	Unum Group	3,275,595

		49,359,198

IT Services 7.2%
235,720	Cielo SA (Brazil)	5,856,583
105,200	Euronet Worldwide, Inc.(a)	1,818,908
194,500	Lender Processing Services, Inc.	5,169,810
269,300	Redecard SA (Brazil)	4,017,951

		16,863,252

Thrifts & Mortgage Finance 0.8%
234,904	Beneficial Mutual Bancorp, Inc.(a)	1,975,543

	Total common stocks (cost $185,906,420)	225,674,192

Units
RIGHTS

Commercial Banks
105,375	Banca Popolare dell’Etruria e del Lazio (Italy) (cost $0)(a)	7,961

	Total long-term investments (cost $185,906,420)	225,682,153

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 5.5%

Affiliated Money Market Mutual Fund
12,798,143	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,798,143; includes $4,648,980 of cash collateral received for securities on loan) (Note 3)(c)(d)	$12,798,143

	Total Investments(e) 101.8% (cost $198,704,563; Note 5)	238,480,296
	Liabilities in excess of other assets (1.8%)	(4,143,945)

	Net Assets 100.0%	$234,336,351

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,397,651; cash collateral of $4,648,980 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of May 31, 2011, eighteen securities representing $88,605,923 and 37.8% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$2,320,098	$—	$—
Belgium	—	2,149,895	—
Brazil	26,931,761	—	—
Canada	8,021,056	—	—
Denmark	1,391,829	1,298,039	—
Faroe Islands	—	—	1,449,662
France	—	15,994,454	—
Hong Kong	5,350,691	—	—
India	3,158,895	—	—
Ireland	1,160,732	—	—
Italy	—	349,865	—
Japan	9,906,184	—	—
Netherlands	2,146,905	—	—
Norway	—	12,330,791	—
Philippines	5,324,899	—	—
Poland	—	3,583,452	—
Singapore	6,924,636	—	—
Switzerland	5,003,944	26,142,439	—
Thailand	4,618,470	—	—
Turkey	—	2,602,452	—
United Kingdom	—	24,154,536	—
United States	53,358,507	—	—
Rights
Italy	7,961	—	—
Affiliated Money Market Mutual Fund	12,798,143	—	—

Total	$148,424,711	$88,605,923	$1,449,662

Fair value of Level 2 investments at 11/30/10 was $0. $37,138,061 was transferred into Level 2 from Level 1 at 5/31/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See Notes to Financial Statements.

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The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2011 were as follows:

United States (including 2.0% of collateral received for securities on loan)	28.3%
Switzerland	13.3
Brazil	11.5
United Kingdom	10.3
France	6.8
Norway	5.3
Japan	4.2
Canada	3.4
Singapore	3.0
Hong Kong	2.3
Philippines	2.3
Thailand	2.0
Poland	1.5
India	1.3
Denmark	1.1
Turkey	1.1
Australia	1.0
Belgium	0.9
Netherlands	0.9
Faroe Islands	0.6
Ireland	0.5
Italy	0.2

101.8
Liabilities in excess of other assets	(1.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$7,961	—	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights
Equity contracts	$93,521

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights
Equity contracts	$7,961

For the six months ended May 31, 2011, the Fund’s average volume of derivative activities is as follows:

Rights
$56,055

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MAY 31, 2011	SEMIANNUAL REPORT

Prudential Financial Services Fund

Statement of Assets and Liabilities

as of May 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $4,397,651:
Unaffiliated investments (cost $185,906,420)	$225,682,153
Affiliated investments (cost $12,798,143)	12,798,143
Foreign currency, at value (cost $126,950)	127,588
Dividends receivable	450,785
Receivable for Fund shares sold	412,903
Receivable for investments sold	309,508
Foreign tax reclaim receivable	145,710
Prepaid expenses	614

Total assets	239,927,404

Liabilities
Payable to broker for collateral for securities on loan	4,648,980
Payable for Fund shares reacquired	558,794
Management fee payable	147,562
Payable for investments purchased	118,475
Distribution fee payable	77,530
Accrued expenses	24,891
Affiliated transfer agent fee payable	14,821

Total liabilities	5,591,053

Net assets	$234,336,351

Net assets were comprised of:
Common stock, at par	$169,938
Paid-in capital in excess of par	180,561,712

180,731,650
Undistributed net investment income	2,403,875
Accumulated net realized gain on investment and foreign currency transactions	11,407,703
Net unrealized appreciation on investments and foreign currencies	39,793,123

Net assets, May 31, 2011	$234,336,351

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($143,313,018 ÷ 10,257,769 shares of common stock issued and outstanding)	$13.97
Maximum sales charge (5.50% of offering price)	.81

Maximum offering price to public	$14.78

Class B
Net asset value, offering price and redemption price per share
($12,245,284 ÷ 948,783 shares of common stock issued and outstanding)	$12.91

Class C
Net asset value, offering price and redemption price per share
($36,769,932 ÷ 2,849,114 shares of common stock issued and outstanding)	$12.91

Class Z
Net asset value, offering price and redemption price per share
($42,008,117 ÷ 2,938,131 shares of common stock issued and outstanding)	$14.30

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Statement of Operations

Six Months Ended May 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $333,967)	$3,795,175
Affiliated dividend income	13,800
Affiliated income from securities loaned, net	2,594

Total income	3,811,569

Expenses
Management fee	791,070
Distribution fee—Class A	198,247
Distribution fee—Class B	57,797
Distribution fee—Class C	164,895
Transfer agent’s fees and expenses (including affiliated expense of $45,600) (Note 3)	144,000
Custodian’s fees and expenses	65,000
Registration fees	30,000
Reports to shareholders	24,000
Legal fees and expenses	16,000
Audit fee	11,000
Directors’ fees	7,000
Insurance	2,000
Loan Interest expense (Note 7)	128
Miscellaneous	8,971

Total expenses	1,520,108

Net investment income	2,291,461

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	11,876,030
Foreign currency transactions	(63,137)

11,812,893

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes of ($157,622))	10,226,371
Foreign currencies	13,489

10,239,860

Net gain on investment and foreign currency transactions	22,052,753

Net Increase In Net Assets Resulting From Operations	$24,344,214

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2011	Year Ended November 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,291,461	$566,403
Net realized gain on investment and foreign currency transactions	11,812,893	25,777,656
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,239,860	(15,389,362)

Net increase in net assets resulting from operations	24,344,214	10,954,697

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(133,122)	—
Class Z	(90,426)	—

	(223,548)	—

Distributions from net realized gains
Class A	(5,872,711)	—
Class B	(561,211)	—
Class C	(1,481,105)	—
Class Z	(1,196,756)	—

	(9,111,783)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	90,044,697	73,282,312
Net asset value of shares issued in reinvestment of dividends and distributions	8,160,896	—
Cost of shares reacquired	(43,074,338)	(79,218,986)

Net increase (decrease) in net assets from Fund share transactions	55,131,255	(5,936,674)

Total increase	70,140,138	5,018,023

Net Assets:
Beginning of period	164,196,213	159,178,190

End of period(a)	$234,336,351	$164,196,213

(a) Includes undistributed net investment income of:	$2,403,875	$335,962

See Notes to Financial Statements.

Prudential Financial Services Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it

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operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the

Prudential Financial Services Fund	19

Notes to Financial Statements

(Unaudited) continued

fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability in a specific region or country or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance

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with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax is accrued in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited) continued

servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $359,616 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2011, it received $143, $11,481 and $5,011 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May, 31, 2011, PIM has been compensated approximately $1,200 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

22	Visit our website at www.prudentialfunds.com

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2011, were $110,724,430 and $57,850,585, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$198,975,761	$44,533,904	$(5,029,369)	$39,504,535

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund utilized approximately $16,962,000 of its capital loss carryforward to offset net taxable gains realized in the year ended November 30, 2010. In addition, the Fund elected to treat post-October foreign currency losses of approximately $30,500 as having been incurred in the following year (November 30, 2011). Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2011:
Shares sold	3,680,112	$50,359,609
Shares issued in reinvestment of dividends and distributions	429,653	5,585,490
Shares reacquired	(2,116,393)	(28,843,827)

Net increase (decrease) in shares outstanding before conversion	1,993,372	27,101,272
Shares issued upon conversion from Class B	49,028	671,782
Shares reacquired upon conversion into Class Z	(83,260)	(1,121,697)

Net increase (decrease) in shares outstanding	1,959,140	$26,651,357

Year ended November 30, 2010:
Shares sold	3,814,082	$47,401,040
Shares reacquired	(4,203,030)	(50,070,268)

Net increase (decrease) in shares outstanding before conversion	(388,948)	(2,669,228)
Shares issued upon conversion from Class B	48,206	574,900

Net increase (decrease) in shares outstanding	(340,742)	$(2,094,328)

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Class B	Shares	Amount
Six months ended May 31, 2011:
Shares sold	232,404	$2,941,546
Shares issued in reinvestment of dividends and distributions	44,816	540,038
Shares reacquired	(98,399)	(1,255,748)

Net increase (decrease) in shares outstanding before conversion	178,821	2,225,836
Shares reacquired upon conversion into Class A	(52,909)	(671,782)

Net increase (decrease) in shares outstanding	125,912	$1,554,054

Year ended November 30, 2010:
Shares sold	179,182	$2,026,693
Shares reacquired	(260,387)	(2,926,538)

Net increase (decrease) in shares outstanding before conversion	(81,205)	(899,845)
Shares reacquired upon conversion into Class A	(51,680)	(574,900)

Net increase (decrease) in shares outstanding	(132,885)	$(1,474,745)

Class C
Six months ended May 31, 2011:
Shares sold	1,066,001	$13,488,021
Shares issued in reinvestment of dividends and distributions	102,288	1,232,570
Shares reacquired	(432,310)	(5,490,036)

Net increase (decrease) in shares outstanding before conversion	735,979	9,230,555
Shares reacquired upon conversion into Class Z	(6,751)	(85,608)

Net increase (decrease) in shares outstanding	729,228	$9,144,947

Year ended November 30, 2010:
Shares sold	636,402	$7,307,287
Shares reacquired	(964,899)	(11,120,552)

Net increase (decrease) in shares outstanding	(328,497)	$(3,813,265)

Class Z
Six months ended May 31, 2011:
Shares sold	1,666,045	$23,255,521
Shares issued in reinvestment of dividends and distributions	60,452	802,798
Shares reacquired	(537,446)	(7,484,727)

Net increase (decrease) in shares outstanding before conversion	1,189,051	16,573,592
Shares issued upon conversion from Class A and Class C	87,518	1,207,305

Net increase (decrease) in shares outstanding	1,276,569	$17,780,897

Year ended November 30, 2010:
Shares sold	1,315,482	$16,547,292
Shares reacquired	(1,231,553)	(15,101,628)

Net increase (decrease) in shares outstanding	83,929	$1,445,664

Prudential Financial Services Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of .10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of .15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended May 31, 2011. The average daily balance for the 6 days that the Fund had loans outstanding during the period was $523,000, borrowed at a weighted average interest rate of 1.47%. At May 31, 2011, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about

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fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Financial Services Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.89		$11.85	$6.18	$12.59	$12.61	$13.11
Income (loss) from investment operations:
Net investment income	.15		.06	.03	.03	.13	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64		.98	5.66	(4.27)	.07	2.25
Total from investment operations	1.79		1.04	5.69	(4.24)	.20	2.32
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	(.02)	(.14)	-	-
Distributions from net realized gains	(.69)		-	-	(2.03)	(.22)	(2.82)
Tax return of capital distributions	-		-	- (e)	-	-	-
Total dividends and distributions	(.71)		-	(.02)	(2.17)	(.22)	(2.82)
Net asset value, end of period	$13.97		$12.89	$11.85	$6.18	$12.59	$12.61
Total Return(b):	14.25%		8.78%	92.19%	(40.57)%	1.47%	18.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$143,313		$107,000	$102,363	$39,508	$53,329	$51,492
Average net assets (000)	$132,528		$100,055	$67,736	$47,123	$57,081	$34,156
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.34%	(f)	1.44%	1.66%	2.19% (d)	1.41% (d)	1.52% (d)
Expenses, excluding distribution and service (12b-1) fees	1.04%	(f)	1.14%	1.36%	1.91%	1.16%	1.27%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.04%	(f)	1.14%	1.26%	1.28%	-	-
Net investment income	2.23%	(f)	.49%	.37%	.32%	.96%	.52%
For Class A, B, C and Z shares:
Portfolio turnover rate	29%	(g)	68%	109%	176%	127%	72%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through March 21, 2008.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.99		$11.09	$5.81	$11.93	$12.05	$12.74
Income (loss) from investment operations:
Net investment income (loss)	.09		(.02)	(.02)	(.03)	.02	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		.92	5.30	(4.03)	.08	2.18
Total from investment operations	1.61		.90	5.28	(4.06)	.10	2.13
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.03)	-	-
Distributions from net realized gains	(.69)		-	-	(2.03)	(.22)	(2.82)
Total dividends and distributions	(.69)		-	-	(2.06)	(.22)	(2.82)
Net asset value, end of period	$12.91		$11.99	$11.09	$5.81	$11.93	$12.05
Total Return(b):	13.82%		8.12%	90.88%	(40.99)%	.70%	18.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,245		$9,863	$10,599	$6,647	$19,978	$33,682
Average net assets (000)	$11,591		$10,132	$7,859	$11,730	$26,744	$47,402
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.04%	(d)	2.14%	2.36%	2.91%	2.16%	2.27%
Expenses, excluding distribution and service (12b-1) fees	1.04%	(d)	1.14%	1.36%	1.91%	1.16%	1.27%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.04%	(d)	1.14%	1.26%	1.28%	-	-
Net investment income (loss)	1.49%	(d)	(.21)%	(.24)%	(.42)%	.17%	(.40)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.99		$11.09	$5.81	$11.93	$12.05	$12.74
Income (loss) from investment operations:
Net investment income (loss)	.10		(.03)	(.03)	(.03)	.02	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.51		.93	5.31	(4.03)	.08	2.18
Total from investment operations	1.61		.90	5.28	(4.06)	.10	2.13
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.03)	-	-
Distributions from net realized gains	(.69)		-	-	(2.03)	(.22)	(2.82)
Total dividends and distributions	(.69)		-	-	(2.06)	(.22)	(2.82)
Net asset value, end of period	$12.91		$11.99	$11.09	$5.81	$11.93	$12.05
Total Return(b):	13.82%		8.12%	90.88%	(40.99)%	.70%	18.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,770		$25,408	$27,151	$10,690	$17,786	$22,375
Average net assets (000)	$33,070		$26,326	$16,910	$13,723	$21,205	$21,359
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.04%	(d)	2.14%	2.36%	2.91%	2.16%	2.27%
Expenses, excluding distribution and service (12b-1) fees	1.04%	(d)	1.14%	1.36%	1.91%	1.16%	1.27%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.04%	(d)	1.14%	1.26%	1.28%	-	-
Net investment income (loss)	1.58%	(d)	(.23)%	(.35)%	(.40)%	.19%	(.40)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.20		$12.08	$6.30	$12.78	$12.77	$13.22
Income (loss) from investment operations:
Net investment income	.19		.10	.06	.05	.16	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65		1.02	5.76	(4.33)	.07	2.28
Total from investment operations	1.84		1.12	5.82	(4.28)	.23	2.37
Less Dividends and Distributions:
Dividends from net investment income	(.05)		-	(.04)	(.17)	-	-
Distributions from net realized gains	(.69)		-	-	(2.03)	(.22)	(2.82)
Tax return of capital distributions	-		-	- (d)	-	-	-
Total dividends and distributions	(.74)		-	(.04)	(2.20)	(.22)	(2.82)
Net asset value, end of period	$14.30		$13.20	$12.08	$6.30	$12.78	$12.77
Total Return(b):	14.37%		9.27%	92.54%	(40.32)%	1.69%	19.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,008		$21,925	$19,065	$5,652	$4,279	$3,855
Average net assets (000)	$34,343		$19,814	$11,837	$5,853	$4,347	$3,452
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.04%	(e)	1.14%	1.36%	1.91%	1.16%	1.27%
Expenses, excluding distribution and service (12b-1) fees	1.04%	(e)	1.14%	1.36%	1.91%	1.16%	1.27%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.04%	(e)	1.14%	1.26%	1.28%	-	-
Net investment income	2.76%	(e)	.81%	.58%	.60%	1.22%	.71%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company, LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P403

MF188E2    0205195-00001-00

SEMIANNUAL REPORT	MAY 31, 2011

Prudential Jennison Health Sciences Fund

Fund Type Sector stock Objective Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Health Sciences Fund

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments funds. Gross operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class X, 1.95%; Class Z, 0.95%. Net operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.20%; Class X, 1.20%; Class Z, 0.95%.

Cumulative Total Returns (without sales charges) as of 5/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	28.11%	36.38%	68.81%	170.87%	—
Class B	27.64	35.42	62.83	151.57	—
Class C	27.64	35.42	62.85	151.59	—
Class L	27.94	36.08	66.91	N/A	63.41% (11/25/05)
Class M	28.10	36.48	65.17	N/A	61.24 (11/25/05)
Class X	28.15	36.54	71.22	N/A	67.59 (11/25/05)
Class Z	28.30	36.78	71.14	178.14	—
S&P 1500 Health Care Index	21.59	28.91	34.40	36.75	—
S&P Composite 1500 Index	15.40	26.68	19.77	37.91	—
Lipper Health/Biotechnology Funds Avg.	23.48	31.97	44.41	69.10	—

Average Annual Total Returns (with sales charges) as of 6/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		33.81%	9.27%	9.20%	—
Class B		35.64	9.59	9.01	—
Class C		39.64	9.74	9.01	—
Class L		33.24	8.98	N/A	7.49% (11/25/05)
Class M		35.74	9.78	N/A	8.13 (11/25/05)
Class X		35.76	10.42	N/A	8.89 (11/25/05)
Class Z		42.02	10.82	10.11	—
S&P 1500 Health Care Index		29.54	5.78	3.40	—
S&P Composite 1500 Index		31.65	3.29	3.31	—
Lipper Health/Biotechnology Funds Avg.		34.42	7.27	4.61	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class L shares are subject to a maximum front-end sales charge of 5.75%, a 12b-1 fee of up to 0.50% and a CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments Funds. Class M and Class X shares are not subject to a sales charge, but are subject to a 12b-1 fee of 1% and a CDSC of 6%. Approximately eight and 10 years after purchase, Class M and Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index. S&P 1500 Health Care Index Closest Month-End to Inception cumulative total return as of 5/31/11 is 33.48% for Class L, Class M, and Class X. S&P 1500 Health Care Index Closest Month-End to Inception average annual total return as of 6/30/11 is 5.05% for Class L, Class M, and Class X.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/11 is 23.34% for Class L, Class M, and Class X. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/11 is 3.51% for Class L, Class M, and Class X.

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Lipper Average Closest Month-End to Inception cumulative total return as of 5/31/11 is 40.53% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/11 is 5.80% for Class L, Class M, and Class X.

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the S&P 1500 Health Care Index and the S&P Composite 1500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/11
Alexion Pharmaceuticals, Inc., Biotechnology	5.6%
Amarin Corp. PLC (Ireland), ADR, Biotechnology	5.2
BioMarin Pharmaceutical, Inc., Biotechnology	4.3
Impax Laboratories, Inc., Pharmaceuticals	3.9
Shire PLC (Ireland), ADR, Pharmaceuticals	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/11
Biotechnology	49.3%
Pharmaceuticals	29.2
Healthcare Providers & Services	10.5
Life Sciences Tools & Services	3.1
Healthcare Equipment & Supplies	1.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2010, at the beginning of the period, and held through the six-month period ended May 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,281.10	1.25%	$7.11
	Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29

Class B	Actual	$1,000.00	$1,276.40	1.95%	$11.07
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class C	Actual	$1,000.00	$1,276.40	1.95%	$11.07
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class L	Actual	$1,000.00	$1,279.40	1.45%	$8.24
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29

Class M	Actual	$1,000.00	$1,281.00	1.20%	$6.82
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

Class X	Actual	$1,000.00	$1,281.50	1.20%	$6.83
	Hypothetical	$1,000.00	$1,018.95	1.20%	$6.04

Class Z	Actual	$1,000.00	$1,283.00	0.95%	$5.41
	Hypothetical	$1,000.00	$1,020.19	0.95%	$4.78

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.0%
COMMON STOCKS 91.6%

Biotechnology 48.1%
758,300	Achillion Pharmaceuticals, Inc.(a)	$5,679,667
906,200	Alexion Pharmaceuticals, Inc.(a)	42,972,004
1,133,668	Allos Therapeutics, Inc.(a)(b)	2,494,070
2,089,853	Amarin Corp. PLC (Ireland), ADR(a)	39,853,497
398,230	Anadys Pharmaceuticals, Inc.(a)	493,805
842,594	Ardea Biosciences, Inc.(a)(b)	21,056,424
2,209,763	Ariad Pharmaceuticals, Inc.(a)(b)	19,180,743
190,480	AVEO Pharmaceuticals, Inc.(a)	3,491,498
1,167,537	BioMarin Pharmaceutical, Inc.(a)(b)	32,959,570
312,329	Celgene Corp.(a)	19,023,959
1,350,087	Celldex Therapeutics, Inc.(a)(b)	4,927,818
1,771,898	Chelsea Therapeutics International Ltd.(a)(b)	8,062,136
308,909	Cytori Therapeutics, Inc.(a)(b)	1,766,959
340,826	Dendreon Corp.(a)	14,447,614
515,119	Idenix Pharmaceuticals, Inc.(a)	2,446,815
1,187,286	Incyte Corp. Ltd.(a)(b)	21,050,581
594,402	Inhibitex, Inc.(a)	2,728,305
272,145	Intercell AG (Austria)(a)(b)	2,143,071
997,032	Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)	15,075,124
942,980	Keryx Biopharmaceuticals, Inc.(a)(b)	5,110,952
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 03/24/06)(a)(c)(d)	7,439,951
907,653	NABI Biopharmaceuticals(a)	4,992,092
164,170	Onyx Pharmaceuticals, Inc.(a)	6,969,016
157,016	Pharmasset, Inc.(a)(b)	16,047,035
465,742	QLT, Inc. (Canada)(a)	3,493,065
406,307	Rigel Pharmaceuticals, Inc.(a)	3,372,348
170,566	Sangamo Biosciences, Inc.(a)(b)	1,211,019
564,156	Targacept, Inc.(a)	12,693,510
383,080	United Therapeutics Corp.(a)(b)	24,735,476
400,397	Vertex Pharmaceuticals, Inc.(a)	21,617,434

		367,535,558

Healthcare Equipment & Supplies 1.5%
364,489	Antares Pharma, Inc.(a)(b)	674,305
36,921	HeartWare International, Inc.(a)(b)	2,689,695
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	69,748
787,690	Sanuwave Health, Inc., Privated Placement Pipe Shares (original cost $2,559,993; purchased 04/08/11)(a)(c)(d)	3,261,037

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
190,950	Tornier BV (Netherlands)(a)(b)	$5,260,672

		11,955,457

Healthcare Providers & Services 10.5%
248,055	Aetna, Inc.	10,835,043
190,246	AmerisourceBergen Corp.	7,841,940
89,677	Catalyst Health Solutions, Inc.(a)	5,472,987
227,081	CIGNA Corp.	11,329,071
69,507	DaVita, Inc.(a)	5,842,063
196,459	Express Scripts, Inc.(a)	11,701,098
302,196	Odontoprev SA (Brazil)	5,401,317
2,562,963	Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock), 144A(a)	7,530,033
42,700	Sinopharm Group Co. (China) (Class H Stock), 144A	153,180
149,324	UnitedHealth Group, Inc.	7,309,410
124,443	Universal Health Services, Inc. (Class B Stock)	6,780,899

		80,197,041

Life Sciences Tools & Services 3.1%
144,300	Illumina, Inc.(a)(b)	10,401,144
56,100	Life Technologies Corp.(a)	2,915,517
809,315	Sequenom, Inc.(a)(b)	6,417,868
210,202	WuXi PharmaTech Cayman, Inc. (China), ADR(a)	3,836,186

		23,570,715

Pharmaceuticals 28.4%
278,700	Aegerion Pharmaceuticals, Inc.(a)	5,278,578
17,279	Akorn, Inc.(a)	117,670
133,116	Allergan, Inc.	11,012,687
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A(a)	18,295,741
2,267,512	Corcept Therapeutics, Inc.(a)(b)	11,201,509
1,237,969	Elan Corp. PLC (Ireland), ADR(a)(b)	11,847,363
570,749	Hikma Pharmaceuticals PLC (United Kingdom)	7,983,065
1,096,749	Impax Laboratories, Inc.(a)	29,447,711
862,323	MAP Pharmaceuticals, Inc.(a)(b)	14,650,868
235,917	Medicines Co. (The)(a)	4,508,374
589,403	Mylan, Inc.(a)	13,877,493
185,256	Sagent Pharmaceuticals, Inc.(a)	4,631,400
534,300	Salix Pharmaceuticals Ltd.(a)(b)	21,388,029
389,264	Sanofi SA (France), ADR(b)	15,418,747

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
285,347	Shire PLC (Ireland), ADR	$27,276,320
1,066,200	Tranzyme, Inc.(a)	5,043,126
237,080	Watson Pharmaceuticals, Inc.(a)	15,256,098

		217,234,779

	Total common stocks (cost $425,228,435)	700,493,550

PREFERRED STOCKS 1.9%

Biotechnology 0.8%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 06/13/06)(a)(c)(d)	6,273,632

Healthcare Equipment & Supplies 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 05/23/08)(a)(c)(d)	1,314,229
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 05/23/08)(a)(c)(d)	1,075,279

		2,389,508

Pharmaceuticals 0.8%
800,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $1,456,000; purchased 02/08/11)(a)(c)(d)	1,540,610
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)(a)(c)(d)	4,236,679

		5,777,289

	Total preferred stocks (cost $13,360,200)	14,440,429

Units
WARRANTS 0.5%

Biotechnology 0.4%
679,000	Anadys Pharmaceuticals, Inc. expiring 06/19/14, Private Placement (original cost $0; purchased 06/04/09)(a)(c)(d)	5,975
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(a)(c)(d)	1,330,098
227,400	Cytori Therapeutics, Inc., expiring 02/28/12, Private Placement (original cost $31,836; purchased 02/23/07)(a)(c)(d)	86,571

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

Units	Description	Value (Note 1)

WARRANTS (Continued)

Biotechnology (cont’d.)
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)(a)(c)(d)	$69,776
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)(a)(c)(d)	155,067
2,850,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(a)(c)(d)	1,051,080

		2,698,567

Healthcare Equipment & Supplies 0.1%
226,804	EnteroMedics, Inc., expiring 02/20/13, Private Placement (original cost $170,103; purchased 02/20/09)(a)(c)(d)	0
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 06/15/12, Private Placement (original cost $0; purchased 07/10/07)(a)(c)(d)	0
787,690	Sanuwave Health, Inc. (original cost $0; purchased 04/08/11)(a)(c)(d)	1,081,498

		1,081,498

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(a)(c)(d)	0

	Total warrants (cost $258,423)	3,780,065

	Total long-term investments (cost $438,847,058)	718,714,044

Shares
SHORT-TERM INVESTMENT 19.9%

Affiliated Money Market Mutual Fund
152,324,520	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $152,324,520; includes $122,554,976 of cash collateral received for securities on loan; Note 3)(e)(f)	152,324,520

	Total Investments(g) 113.9% (cost $591,171,578; Note 5)	871,038,564
	Liabilities in excess of other assets (13.9%)	(106,600,607)

	Net Assets 100.0%	$764,437,957

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,602,616; cash collateral of $122,554,976 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $20,500,920. The aggregate value of $28,921,482 is approximately 3.8% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of May 31, 2011, 21 securities representing $57,413,107 and 7.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$661,300,937	$28,491,625	$10,700,988
Preferred Stocks	—	—	14,440,429
Warrants	—	—	3,780,065
Affiliated Money Market Mutual Fund	152,324,520	—	—

Total	$813,625,457	$28,491,625	$28,921,482

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/10	$5,698,604	$11,874,639	$1,669,270
Realized gain (loss)	—	—	76,777
Change in unrealized appreciation (depreciation)*	2,442,391	1,109,790	2,110,795
Purchases	2,559,993	1,456,000	—
Sales	—	—	(76,777)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 05/31/11	$10,700,988	$14,440,429	$3,780,065

*	Of which, $5,739,753 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2011 was as follows:

Biotechnology	49.3%
Pharmaceuticals	29.2
Affiliated Money Market Mutual Fund (including 16.0% of collateral received for securities on loan)	19.9
Healthcare Providers & Services	10.5

See Notes to Financial Statements.

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Life Sciences Tools & Services	3.1%
Healthcare Equipment & Supplies	1.9

113.9
Liabilities in excess of other assets	(13.9)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$3,780,065	N/A	N/A

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$76,777

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$2,110,795

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Statement of Assets and Liabilities

as of May 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $119,602,616:
Unaffiliated investments (cost $438,847,058)	$718,714,044
Affiliated investments (cost $152,324,520)	152,324,520
Foreign currency, at value (cost $20)	22
Receivable for investments sold	19,217,454
Receivable for Fund shares sold	3,102,383
Dividends receivable	81,011
Foreign tax reclaim receivable	9,647
Prepaid expenses	2,441

Total assets	893,451,522

Liabilities
Payable to broker for collateral for securities on loan	122,554,976
Payable for investments purchased	4,509,726
Payable for Fund shares reacquired	966,208
Management fee payable	467,345
Distribution fee payable	252,614
Accrued expenses	219,878
Affiliated transfer agent fee payable	42,818

Total liabilities	129,013,565

Net Assets	$764,437,957

Net assets were comprised of:
Common stock, at par	$279,107
Paid-in capital in excess of par	453,061,438

453,340,545
Accumulated net investment loss	(3,732,750)
Accumulated net realized gain on investment and foreign currency transactions	34,963,296
Net unrealized appreciation on investments and foreign currencies	279,866,866

Net Assets, May 31, 2011	$764,437,957

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($429,790,958 ÷ 15,413,038 shares of common stock issued and outstanding)	$27.88
Maximum sales charge (5.50% of offering price)	1.62

Maximum offering price to public	$29.50

Class B
Net asset value, offering price and redemption price per share ($53,505,326 ÷ 2,129,802 shares of common stock issued and outstanding)	$25.12

Class C
Net asset value, offering price and redemption price per share ($124,066,382 ÷ 4,939,425 shares of common stock issued and outstanding)	$25.12

Class L
Net asset value, offering price and redemption price per share ($1,206,263 ÷ 43,688 shares of common stock issued and outstanding)	$27.61
Maximum sales charge (5.75% of offering price)	1.68

Maximum offering price to public	$29.29

Class M
Net asset value, offering price and redemption price per share ($532,003 ÷ 20,881 shares of common stock issued and outstanding)	$25.48

Class X
Net asset value, offering price and redemption price per share ($376,457 ÷ 14,333 shares of common stock issued and outstanding)	$26.26

Class Z
Net asset value, offering price and redemption price per share ($154,960,568 ÷ 5,349,485 shares of common stock issued and outstanding)	$28.97

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Operations

Six Months Ended May 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$371,495
Affiliated income from securities loaned, net	239,355
Affiliated dividend income	39,582

Total income	650,432

Expenses
Management fee	2,402,305
Distribution fee—Class A	557,995
Distribution fee—Class B	233,340
Distribution fee—Class C	527,048
Distribution fee—Class L	2,768
Distribution fee—Class M	720
Distribution fee—Class X	506
Transfer agent’s fees and expenses (including affiliated expense of $136,700) (Note 3)	430,000
Reports to shareholders	64,000
Registration fees	54,000
Custodian’s fees and expenses	47,000
Legal fees and expenses	17,000
Directors’ fees	13,000
Audit fee	11,000
Insurance	7,000
Interest	2,737
Miscellaneous	8,374

Total expenses	4,378,793

Net investment loss	(3,728,361)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	48,512,123
Foreign currency transactions	(71,570)

48,440,553

Net change in unrealized appreciation (depreciation) on:
Investments	114,853,079
Foreign currencies	(1,615)

114,851,464

Net gain on investment and foreign currency transactions	163,292,017

Net Increase In Net Assets Resulting From Operations	$159,563,656

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2011	Year Ended November 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,728,361)	$(4,425,502)
Net realized gain on investment and foreign currency transactions	48,440,553	52,877,822
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	114,851,464	28,625,506

Net increase in net assets resulting from operations	159,563,656	77,077,826

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	110,049,149	161,098,836
Cost of shares reacquired	(68,711,265)	(183,495,798)

Net increase (decrease) in net assets from Fund share transactions	41,337,884	(22,396,962)

Capital Contributions (Note 2)
Class M	5	507
Class X	39	280

	44	787

Total increase	200,901,584	54,681,651

Net Assets:
Beginning of period	563,536,373	508,854,722

End of period	$764,437,957	$563,536,373

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. The financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of

18	Visit our website at www.prudentialfunds.com

the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund held warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended November 30, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the year end November 30, 2008.

PIMS has advised the Fund that it received $380,202 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended May 31, 2011, it received $1,072, $18,827, and $3,471 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2011, PIM has been compensated approximately $71,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2011 were $264,744,028 and $226,492,463, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$591,324,063	$288,619,237	$(8,904,736)	$279,714,501

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

For the federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2010 of approximately $13,325,000, which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund elects to treat post-October Foreign currency losses of approximately $1,000 as having been incurred in the following year (November 30, 2011).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase. Approximately seven, eight and ten years after purchase, Class B, Class M and Class X shares, respectively, will automatically convert to Class A shares on a quarterly basis. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Fund. Class C shares purchased

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are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized which consist of 50 million shares of Class A common stock, 100 million shares of Class B common stock, 50 million shares of Class C common stock, 50 million shares of Class L common stock, 50 million shares of Class M common stock, 50 million shares of Class X common stock, (consisting of 25 million shares of Class X common stock and 25 million shares of new Class X common stock, collectively referred to as Class X common stock) and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2011:
Shares sold	1,873,814	$47,371,204
Shares reacquired	(1,576,115)	(38,338,585)

Net increase (decrease) in shares outstanding before conversion	297,699	9,032,619
Shares issued upon conversion from Class B, M and X	161,133	3,749,322
Shares reacquired upon conversion into Class Z	(206,792)	(5,508,272)

Net increase (decrease) in shares outstanding	252,040	$7,273,669

Year ended November 30, 2010:
Shares sold	4,033,784	$83,854,519
Shares reacquired	(4,187,483)	(86,201,971)

Net increase (decrease) in shares outstanding before conversion	(153,699)	(2,347,452)
Shares issued upon conversion from Class B, M and X	206,030	4,197,163

Net increase (decrease) in shares outstanding	52,331	$1,849,711

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended May 31, 2011:
Shares sold	250,616	$5,636,400
Shares reacquired	(129,007)	(2,848,336)

Net increase (decrease) in shares outstanding before conversion	121,609	2,788,064
Shares reacquired upon conversion into Class A	(163,510)	(3,415,273)

Net increase (decrease) in shares outstanding	(41,901)	$(627,209)

Year ended November 30, 2010:
Shares sold	410,784	$7,701,832
Shares reacquired	(580,419)	(10,805,154)

Net increase (decrease) in shares outstanding before conversion	(169,635)	(3,103,322)
Shares reacquired upon conversion into Class A	(175,393)	(3,233,642)

Net increase (decrease) in shares outstanding	(345,028)	$(6,336,964)

Class C
Six months ended May 31, 2011:
Shares sold	578,019	$13,421,761
Shares reacquired	(391,986)	(8,756,603)

Net increase (decrease) in shares outstanding before conversion	186,033	4,665,158
Shares reacquired upon conversion into Class Z	(13,356)	(267,923)

Net increase (decrease) in shares outstanding	172,677	$4,397,235

Year ended November 30, 2010:
Shares sold	1,053,879	$19,940,018
Shares reacquired	(889,786)	(16,595,770)

Net increase (decrease) in shares outstanding	164,093	$3,344,248

Class L
Six months ended May 31, 2011:
Shares sold	293	$7,151
Shares reacquired	(5,887)	(139,713)

Net increase (decrease) in shares outstanding	(5,594)	$(132,562)

Year ended November 30, 2010:
Shares sold	183	$3,439
Shares reacquired	(9,005)	(181,969)

Net increase (decrease) in shares outstanding	(8,822)	$(178,530)

26	Visit our website at www.prudentialfunds.com

Class M	Shares	Amount
Six months ended May 31, 2011:
Shares sold	275	$7,001
Shares reacquired	(994)	(22,809)

Net increase (decrease) in shares outstanding before conversion	(719)	(15,808)
Shares reacquired upon conversion into Class A	(10,205)	(228,751)

Net increase (decrease) in shares outstanding	(10,924)	$(244,559)

Year ended November 30, 2010:
Shares sold	565	$10,836
Shares reacquired	(11,759)	(218,936)

Net increase (decrease) in shares outstanding before conversion	(11,194)	(208,100)
Shares reacquired upon conversion into Class A	(42,864)	(804,117)

Net increase (decrease) in shares outstanding	(54,058)	$(1,012,217)

Class X
Six months ended May 31, 2011:
Shares sold	461	$10,309
Shares reacquired	(1,394)	(32,242)

Net increase (decrease) in shares outstanding before conversion	(933)	(21,933)
Shares reacquired upon conversion into Class A	(4,407)	(105,298)

Net increase (decrease) in shares outstanding	(5,340)	$(127,231)

Year ended November 30, 2010:
Shares sold	1,536	$31,416
Shares reacquired	(4,194)	(79,659)

Net increase (decrease) in shares outstanding before conversion	(2,658)	(48,243)
Shares reacquired upon conversion into Class A	(8,194)	(159,404)

Net increase (decrease) in shares outstanding	(10,852)	$(207,647)

Class Z
Six months ended May 31, 2011:
Shares sold	1,670,299	$43,595,323
Shares reacquired	(731,190)	(18,572,977)

Net increase (decrease) in shares outstanding before conversion	939,109	25,022,346
Shares issued upon conversion from Class A and C	210,685	5,776,195

Net increase (decrease) in shares outstanding	1,149,794	$30,798,541

Year ended November 30, 2010:
Shares sold	2,317,105	$49,556,776
Shares reacquired	(3,266,354)	(69,412,339)

Net increase (decrease) in shares outstanding	(949,249)	$(19,855,563)

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the line of credit during the period ended May 31, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

28	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.77		$18.79	$14.65	$23.51	$20.70	$19.89
Income (loss) from investment operations:
Net investment income (loss)	(.13)		(.14)	(.07)	.43	(.09)	(.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.24		3.12	4.35	(7.16)	3.19	2.44
Total from investment operations	6.11		2.98	4.28	(6.73)	3.10	2.32
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.14)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.14)	(2.13)	(.29)	(1.51)
Net asset value, end of period	$27.88		$21.77	$18.79	$14.65	$23.51	$20.70
Total Return(c):	28.07%		15.86%	29.48%	(31.51)%	15.07%	11.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$429,791		$330,059	$283,916	$236,932	$381,829	$322,359
Average net assets (000)	$373,020		$321,876	$256,120	$337,875	$353,245	$326,042
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.25%	(f)	1.27%	1.30%	1.19%	1.17%	1.19%
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.05)%	(f)	(.67)%	(.43)%	2.21%	(.42)%	(.57)%
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	37%	(g)	55%	40%	90%	85%	103%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.68		$17.11	$13.32	$21.70	$19.26	$18.75
Income (loss) from investment operations:
Net investment income (loss)	(.19)		(.26)	(.16)	.20	(.24)	(.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.63		2.83	3.96	(6.45)	2.97	2.28
Total from investment operations	5.44		2.57	3.80	(6.25)	2.73	2.02
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.01)	(2.13)	(.29)	(1.51)
Net asset value, end of period	$25.12		$19.68	$17.11	$13.32	$21.70	$19.26
Total Return(c):	27.64%		15.02%	28.51%	(31.97)%	14.27%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,505		$42,743	$43,057	$49,916	$118,790	$148,199
Average net assets (000)	$46,796		$43,949	$42,971	$84,198	$131,106	$197,906
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95%	(e)	1.97%	2.00%	1.91%	1.92%	1.94%
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.75)%	(e)	(1.37)%	(1.05)%	1.14%	(1.16)%	(1.32)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.68		$17.10	$13.31	$21.69	$19.26	$18.75
Income (loss) from investment operations:
Net investment income (loss)	(.19)		(.26)	(.17)	.25	(.24)	(.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.63		2.84	3.97	(6.50)	2.96	2.28
Total from investment operations	5.44		2.58	3.80	(6.25)	2.72	2.02
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.01)	(2.13)	(.29)	(1.51)
Net asset value, end of period	$25.12		$19.68	$17.10	$13.31	$21.69	$19.26
Total Return(c):	27.64%		15.09%	28.53%	(31.99)%	14.22%	10.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,066		$93,799	$78,726	$69,772	$124,782	$122,682
Average net assets (000)	$105,699		$90,766	$71,726	$103,596	$123,322	$126,473
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95%	(e)	1.97%	2.00%	1.91%	1.92%	1.94%
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.75)%	(e)	(1.37)%	(1.11)%	1.39%	(1.17)%	(1.32)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.58		$18.66	$14.54	$23.39	$20.64	$19.90
Income (loss) from investment operations:
Net investment income (loss)	(.15)		(.18)	(.10)	.36	(.14)	(.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.18		3.10	4.31	(7.08)	3.18	2.42
Total from investment operations	6.03		2.92	4.21	(6.72)	3.04	2.25
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.09)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.09)	(2.13)	(.29)	(1.51)
Net asset value, end of period	$27.61		$21.58	$18.66	$14.54	$23.39	$20.64
Total Return(c):	27.94%		15.65%	29.16%	(31.65)%	14.82%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,206		$1,063	$1,084	$1,035	$2,010	$2,639
Average net assets (000)	$1,110		$1,110	$1,057	$1,625	$2,182	$2,833
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.45%	(e)	1.47%	1.50%	1.41%	1.42%	1.44%
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.25)%	(e)	(.87)%	(.60)%	1.87%	(.66)%	(.82)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class M Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.89		$17.15	$13.31	$21.69	$19.26	$18.75
Income (loss) from investment operations:
Net investment income (loss)	(.11)		(.12)	(.12)	.20	(.24)	(.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.70		2.85	3.97	(6.45)	2.96	2.28
Total from investment operations	5.59		2.73	3.85	(6.25)	2.72	2.02
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.01)	(2.13)	(.29)	(1.51)
Capital Contributions	-	(c)	.01	- (c)	-	-	-
Net asset value, end of period	$25.48		$19.89	$17.15	$13.31	$21.69	$19.26
Total Return(d):	28.10%		15.98%	28.90%	(31.99)%	14.22%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$532		$632	$1,472	$2,239	$5,244	$6,423
Average net assets (000)	$578		$978	$1,900	$3,857	$5,866	$7,866
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.20%	(f)	1.22%	1.78%	1.91%	1.92%	1.94%
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.00)%	(f)	(.62)%	(.81)%	1.12%	(1.17)%	(1.32)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Less than $.005.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include the expenses of the underlying fund in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$20.50		$17.67	$13.75	$22.05	$19.38	$18.75
Income (loss) from investment operations:
Net investment income (loss)	(.11)		(.12)	(.05)	.40	(.03)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.87		2.94	4.06	(6.66)	2.99	2.24
Total from investment operations	5.76		2.82	4.01	(6.26)	2.96	2.14
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.15)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.15)	(2.13)	(.29)	(1.51)
Capital Contributions	-	(c)	.01	.06	.09	-	-
Net asset value, end of period	$26.26		$20.50	$17.67	$13.75	$22.05	$19.38
Total Return(d):	28.10%		16.02%	29.91%	(31.01)%	15.38%	11.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$377		$403	$539	$599	$1,050	$1,165
Average net assets (000)	$406		$462	$562	$937	$1,054	$1,271
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.20%	(f)	1.22%	1.25%	1.14%	.92%	1.11%
Expenses, excluding distribution and service (12b-1) fees	.95%	(f)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(1.00)%	(f)	(.62)%	(.31)%	2.17%	(.17)%	(.52)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Less than $.005.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include the expenses of the underlying fund in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.58		$19.43	$15.16	$24.18	$21.23	$20.32
Income (loss) from investment operations:
Net investment income (loss)	(.10)		(.08)	.03	.53	(.04)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.49		3.23	4.43	(7.42)	3.28	2.49
Total from investment operations	6.39		3.15	4.46	(6.89)	3.24	2.42
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.19)	-	-	- (b)
Distributions from net realized gains	-		-	-	(2.13)	(.29)	(1.51)
Total dividends and distributions	-		-	(.19)	(2.13)	(.29)	(1.51)
Net asset value, end of period	$28.97		$22.58	$19.43	$15.16	$24.18	$21.23
Total Return(c):	28.30%		16.21%	29.75%	(31.28)%	15.35%	12.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$154,961		$94,836	$100,060	$255,540	$353,873	$297,938
Average net assets (000)	$114,767		$111,740	$148,563	$338,613	$322,406	$279,795
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.95%	(e)	.97%	1.00%	.91%	.92%	.94%
Expenses, excluding distribution and service (12b-1) fees	.95%	(e)	.97%	1.00%	.91%	.92%	.94%
Net investment income (loss)	(.75)%	(e)	(.36)%	.18%	2.63%	(.17)%	(.33)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than ($.005).

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Health Sciences Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	N/A	N/A	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P809	74441P882	74441P874	74441P866

MF188E4    0205198-00001-00

SEMIANNUAL REPORT	MAY 31, 2011

Prudential Jennison Utility Fund

Fund Type Sector stock Objective Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Utility Fund

Prudential Jennison Utility Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.88%; Class B, 1.58%; Class C, 1.58%; Class R, 1.33%; Class Z, 0.58%. Net operating expenses: Class A, 0.88%; Class B, 1.58%; Class C, 1.58%; Class R, 1.08%; Class Z, 0.58%, after contractual reduction through 3/31/2012 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	15.83%	31.30%	19.21%	74.32%	—
Class B	15.36	30.35	15.00	61.96	—
Class C	15.38	30.39	14.93	61.87	—
Class R	15.61	30.92	N/A	N/A	12.28% (8/22/06)
Class Z	15.99	31.65	20.93	78.88	—
S&P 500 Utility TR Index	12.54	23.20	29.56	23.93	—
S&P 500 Index	15.02	25.95	17.74	29.75	—
Lipper Utility Funds Avg.	12.90	25.60	32.02	51.65	—

Average Annual Total Returns (With Sales Charges) as of 6/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		23.23%	1.96%	5.85%	—
Class B		24.57	2.24	5.67	—
Class C		28.57	2.39	5.67	—
Class R		30.17	N/A	N/A	2.14% (8/22/06)
Class Z		30.78	3.41	6.72	—
S&P 500 Utility TR Index		23.86	4.79	3.01	—
S&P 500 Index		30.68	2.95	2.72	—
Lipper Utility Funds Avg.		26.31	5.02	4.64	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A, Class B, or Class C to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

S&P 500 Utility Total Return Index

The Standard & Poor’s 500 Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies. S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/11 is 17.25% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/11 is 3.33% for Class R.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/11 is 14.15% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/11 is 2.42% for Class R.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. Lipper Average Closest Month-End to Inception cumulative total return as of 5/31/11 is 21.13% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/11 is 3.78% for Class R.

Investors can not invest directly in an index or average. The returns for the S&P 500 Utility TR Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/11
CenterPoint Energy, Inc., Multi-Utilities	3.4%
ONEOK, Inc., Gas Utilities	3.1
Energy Transfer Equity LP, Oil, Gas & Consumable Fuels	3.0
International Power PLC (United Kingdom), Independent Power Producers & Energy Traders	2.9
El Paso Corp., Oil, Gas & Consumable Fuels	2.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/11
Oil, Gas & Consumable Fuels	23.8%
Electric Utilities	18.0
Multi-Utilities	17.8
Independent Power Producers & Energy Traders	11.8
Wireless Telecommunication Services	4.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2010, at the beginning of the period, and held through the six-month period ended May 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,158.30	0.88%	$4.74
	Hypothetical	$1,000.00	$1,020.54	0.88%	$4.43

Class B	Actual	$1,000.00	$1,183.60	1.58%	$8.60
	Hypothetical	$1,000.00	$1,017.05	1.58%	$7.95

Class C	Actual	$1,000.00	$1,153.80	1.58%	$8.48
	Hypothetical	$1,000.00	$1,017.05	1.58%	$7.95

Class R	Actual	$1,000.00	$1,156.10	1.08%	$5.81
	Hypothetical	$1,000.00	$1,019.55	1.08%	$5.44

Class Z	Actual	$1,000.00	$1,159.90	0.58%	$3.12
	Hypothetical	$1,000.00	$1,022.04	0.58%	$2.92

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS 97.1%

Commercial Services & Supplies 1.0%
1,218,477	Progressive Waste Solutions Ltd.	$30,620,327

Construction & Engineering 1.3%
1,022,938	Chicago Bridge & Iron Co. NV	38,933,020

Diversified Telecommunication Services 4.2%
2,198,826	Alaska Communications Systems Group, Inc.(a)	19,833,410
1,029,557	Chunghwa Telecom Co. Ltd. (Taiwan), ADR(a)	33,666,514
1,276,067	City Telecom HK Ltd. (Hong Kong), ADR	18,298,801
5,470,092	Frontier Communications Corp.(a)	48,410,314
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(a)(b)	4,981,520

		125,190,559

Electric Utilities 17.5%
823,065	American Electric Power Co., Inc.	31,441,083
962,258	Edison International	37,874,475
7,178,581	Enel SpA (Italy)	49,404,945
1,182,333	FirstEnergy Corp.	52,755,699
2,182,097	Great Plains Energy, Inc.	46,194,994
621,294	ITC Holdings Corp.	44,913,343
503,973	NextEra Energy, Inc.	29,205,235
1,130,051	Northeast Utilities	39,822,997
2,958,538	NV Energy, Inc.	46,656,144
2,439,953	PPL Corp.	68,782,275
1,431,156	Scottish & Southern Energy PLC (United Kingdom)	32,483,420
1,270,966	UIL Holdings Corp.(a)	42,107,104

		521,641,714

Gas Utilities 4.0%
1,123,739	Enagas SA (Spain)	26,536,152
1,279,392	ONEOK, Inc.(a)	90,951,977

		117,488,129

Independent Power Producers & Energy Traders 11.8%
2,564,691	AES Corp. (The)(b)	33,238,395
3,978,819	Calpine Corp.(a)(b)	62,825,552
6,303,216	China Hydroelectric Corp. (China), ADR(a)(b)	27,608,086
7,111,837	GenOn Energy, Inc.(b)	28,376,230
16,542,238	International Power PLC (United Kingdom)	86,779,400

See Notes to Financial Statements.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders (cont’d.)
1,576,228	MPX Energia SA (Brazil), 144A(b)(c)	$42,409,050
1,380,183	NRG Energy, Inc.(a)(b)	34,173,331
2,052,676	Tractebel Energia SA (Brazil)	35,179,438

		350,589,482

Internet Software & Services 2.1%
1,424,171	Rackspace Hosting, Inc.(a)(b)	62,663,524

Media 1.9%
2,214,825	Comcast Corp. (Class A Stock)	55,902,183

Multi-Utilities 17.8%
5,186,622	CenterPoint Energy, Inc.	100,257,403
7,242,341	Centrica PLC (United Kingdom)	37,973,349
2,744,854	CMS Energy Corp.(a)	54,732,389
1,388,732	National Grid PLC (United Kingdom), ADR	72,227,951
3,099,333	NiSource, Inc.(a)	62,916,460
338,356	PG&E Corp.	14,677,883
1,592,425	Public Service Enterprise Group, Inc.	53,346,238
549,624	Sempra Energy	30,322,756
1,899,928	Wisconsin Energy Corp.	59,410,749
1,738,800	Xcel Energy, Inc.	43,017,912

		528,883,090

Oil, Gas & Consumable Fuels 23.8%
902,308	Alpha Natural Resources, Inc.(a)(b)	49,437,455
278,557	Consol Energy, Inc.	14,281,618
1,526,065	Copano Energy LLC(a)	51,214,742
610,600	Crescent Point Energy Corp. (Canada)	29,570,472
126,700	Crescent Point Energy Corp. (Canada), 144A	6,135,897
3,666,048	El Paso Corp.	77,170,311
1,072,092	Enbridge, Inc. (Canada)	35,930,048
2,146,402	Energy Transfer Equity LP	90,449,380
5,172,825	Essar Energy PLC (Mauritius), 144A(b)(c)	38,890,735
593,036	Pacific Rubiales Energy Corp. (Canada)	16,551,265
1,793,605	Regency Energy Partners LP(a)	45,180,910
1,468,943	Spectra Energy Corp.	40,528,137
938,651	Targa Resources Corp.	32,777,693
910,600	TransCanada Corp. (Canada)(a)	40,781,271
508,049	Whiting Petroleum Corp.(b)	34,090,088

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,278,177	Williams Cos., Inc. (The)	$71,511,976
621,608	Williams Partners LP(a)	32,895,495

		707,397,493

Real Estate Investment Trusts 1.2%
552,945	Digital Realty Trust, Inc.(a)	34,487,180

Road & Rail 2.1%
379,868	CSX Corp.	30,123,532
301,846	Union Pacific Corp.	31,684,775

		61,808,307

Transportation Infrastructure 3.6%
705,800	CCR SA (Brazil)(c)	21,553,125
1,250,000	CCR SA (Brazil), 144A(c)	38,171,447
5,233,500	EcoRodovias Infraestrutura e Logistica SA (Brazil), 144A(c)	45,709,162

		105,433,734

Wireless Telecommunication Services 4.8%
763,513	American Tower Corp. (Class A Stock)(b)	42,359,701
863,624	Crown Castle International Corp.(b)	35,762,670
1,470,320	NII Holdings, Inc.(b)	64,194,171

		142,316,542

	Total common stocks (cost $2,236,832,938)	2,883,355,284

PREFERRED STOCK 0.5%

Electric Utilities
226,100	Great Plains Energy, Inc. (cost $11,305,000)	14,992,691

Units
WARRANT

Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 04/20/12 (original cost $0; purchased 04/23/07)(b)(c)(d)	—

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

CORPORATE BOND 1.1%

Capital Markets
$ 28,000	Goldman Sachs Group, Inc. (The), Dividend Linked Notes, 144A, Private Placement, 0.110%, 01/04/13 (cost $28,000,000; purchased 08/06/10)(b)(c)(d)(e)	$34,156,742

	Total long-term investments (cost $2,276,137,938)	2,932,504,717

Shares
SHORT-TERM INVESTMENT 16.3%

Affiliated Money Market Mutual Fund
485,327,539	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $485,327,539; includes $453,220,967 of cash collateral received for securities on loan)(f)(g)	485,327,539

	Total Investments, Before Options Written 115.0% (cost $2,761,465,477; Note 5)	3,417,832,256

Contracts
OPTIONS WRITTEN(b)
Call Options

Internet Software & Services
220	Rackspace Hosting, Inc., expiring 06/18/11, Strike Price $45.00	(24,200)
220	expiring 06/18/11, Strike Price $46.00	(16,500)
220	expiring 06/18/11, Strike Price $47.00	(9,900)

	Total options written (premiums received $125,072)	(50,600)

	Total Investments, Net of Options Written(h) 115.0% (cost $2,761,340,405)	3,417,781,656
	Liabilities in excess of other assets (15.0%)	(445,745,336)

	Net Assets 100.0%	$2,972,036,320

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

See Notes to Financial Statements.

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(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $446,211,797; cash collateral of $453,220,967 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $28,000,000. The aggregate value of $34,156,742 is approximately 1.1% of net assets.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield at May 31, 2011.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of May 31, 2011, six securities representing $185,288,601 and 6.2% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,698,066,683	$185,288,601	$—
Preferred Stock	14,992,691	—	—
Warrant	—	—	—	(a)
Corporate Bond	—	—	34,156,742
Affiliated Money Market Mutual Fund	485,327,539	—	—
Options Written	(50,600)	—	—

Total	$3,198,336,313	$185,288,601	$34,156,742

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2011 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrant		Corporate Bond
Balance as of 11/30/10	$1,025		$—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)*	(1,025)		6,270,029
Purchases	—		—
Sales	—		—
Accrued discount/premium	—		—
Transfers into Level 3	—		27,886,713
Transfers out of Level 3	—		—

Balance as of 05/31/11	$—	(a)	$34,156,742

(a)	As of May 31, 2011, the Fund held one warrant in the portfolio, which was fair valued at zero.
*	Of which, $6,269,004 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one corporate bond transferred into Level 3 as a result of using a single broker quote.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2011 was as follows:

Oil, Gas & Consumable Fuels	23.8%
Electric Utilities	18.0
Multi-Utilities	17.8
Affiliated Money Market Mutual Fund (including 15.2% of collateral received for securities on loan)	16.3
Independent Power Producers & Energy Traders	11.8
Wireless Telecommunication Services	4.8
Diversified Telecommunication Services	4.2
Gas Utilities	4.0
Transportation Infrastructure	3.6
Internet Software & Services	2.1
Road & Rail	2.1
Media	1.9
Construction & Engineering	1.3
Real Estate Investment Trusts	1.2
Capital Markets	1.1
Commercial Services & Supplies	1.0

115.0
Liabilities in excess of other assets	(15.0)

100.0%

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	(a)	Written options outstanding, at value	$50,600

(a)	As of May 31, 2011, the Fund held one warrant in the portfolio, which was fair valued at zero.

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value			Written Options
Equity contracts			$149,415

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants	Written Options	Total
Equity contracts	$(1,025)	$(73,275)	$(74,300)

For the six months ended May 31, 2011, the average volume of premiums received for written options was $97,190.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Assets and Liabilities

as of May 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $446,211,797:
Unaffiliated investments (cost $2,276,137,938)	$2,932,504,717
Affiliated investments (cost $485,327,539)	485,327,539
Foreign currency, at value (cost $680,665)	688,214
Dividends receivable	8,130,870
Receivable for investments sold	3,161,940
Receivable for Fund shares sold	869,162
Foreign tax reclaim receivable	693,784
Prepaid expenses	11,509

Total assets	3,431,387,735

Liabilities
Payable to broker for collateral for securities on loan	453,220,967
Payable for Fund shares reacquired	2,493,680
Management fee payable	1,075,532
Payable for investments purchased	918,616
Distribution fee payable	845,263
Accrued expenses	505,091
Affiliated transfer agent fee payable	229,322
Written options outstanding, at value (premiums received $125,072)	50,600
Deferred directors’ fees	12,344

Total liabilities	459,351,415

Net assets	$2,972,036,320

Net assets were comprised of:
Common stock, at par	$2,639,952
Paid-in capital in excess of par	2,688,474,106

2,691,114,058
Undistributed net investment income	52,210,401
Accumulated net realized loss on investment and foreign currency transactions	(427,728,794)
Net unrealized appreciation on investments and foreign currencies	656,440,655

Net assets, May 31, 2011	$2,972,036,320

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($2,641,927,501 ÷ 234,627,689 shares of common stock issued and outstanding)	$11.26
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$11.92

Class B
Net asset value, offering price and redemption price per share
($107,023,310 ÷ 9,531,848 shares of common stock issued and outstanding)	$11.23

Class C
Net asset value, offering price and redemption price per share
($101,167,347 ÷ 9,014,357 shares of common stock issued and outstanding)	$11.22

Class R
Net asset value, offering price and redemption price per share
($6,116,446 ÷ 543,580 shares of common stock issued and outstanding)	$11.25

Class Z
Net asset value, offering price and redemption price per share
($115,801,716 ÷ 10,277,764 shares of common stock issued and outstanding)	$11.27

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Operations

Six Months Ended May 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $508,677)	$50,348,807
Affiliated income from securities loaned, net	585,321
Affiliated dividend income	30,749

Total income	50,964,877

Expenses
Management fee	6,197,911
Distribution fee—Class A	3,831,711
Distribution fee—Class B	523,071
Distribution fee—Class C	496,245
Distribution fee—Class R	13,237
Transfer agent’s fees and expenses (including affiliated expense of $791,600)	1,580,000
Custodian’s fees and expenses	291,000
Reports to shareholders	93,000
Directors’ fees	43,000
Registration fees	38,000
Insurance	34,000
Legal fees and expenses	30,000
Audit fee	11,000
Loan interest expense (Note 7)	74
Miscellaneous	18,755

Total expenses	13,201,004

Net investment income	37,763,873

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	136,052,052
Foreign currency transactions	(1,218,630)
Written option transactions	149,415

134,982,837

Net change in unrealized appreciation (depreciation) on:
Investments	245,395,491
Foreign currencies	72,241
Written options	(73,275)

245,394,457

Net gain on investment and foreign currency transactions	380,377,294

Net Increase In Net Assets Resulting From Operations	$418,141,167

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2011	Year Ended November 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$37,763,873	$69,624,991
Net realized gain on investment and foreign currency transactions	134,982,837	15,038,181
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	245,394,457	338,762,321

Net increase in net assets resulting from operations	418,141,167	423,425,493

Dividends from net investment income (Note 1)
Class A	(32,851,094)	(52,538,510)
Class B	(987,421)	(1,562,624)
Class C	(951,351)	(1,494,963)
Class R	(61,215)	(76,450)
Class Z	(1,383,199)	(2,036,409)

	(36,234,280)	(57,708,956)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	54,383,042	96,308,051
Net asset value of shares issued in reinvestment of dividends	33,851,171	53,842,782
Cost of shares reacquired	(226,413,583)	(440,592,276)

Net decrease in net assets from Fund share transactions	(138,179,370)	(290,441,443)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	10,325

Total increase	243,727,517	75,285,419

Net Assets:
Beginning of period	2,728,308,803	2,653,023,384

End of period(a)	$2,972,036,320	$2,728,308,803

(a) Includes undistributed net investment income of:	$52,210,401	$50,680,808

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Company presently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers

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or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund wrote options and may purchase options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal

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reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all options and guarantees options contracts against default.

The Fund held warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .43% for the six months ended May 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such expenses to .50% of the average daily net assets of Class R shares through March 31, 2012.

PIMS has advised the Fund that it received $373,379 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2011.

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2011, it received $192, $93,603 and $1,814 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2011, PIM has been compensated approximately $174,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2011, were $740,719,208 and $896,963,579, respectively.

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Transactions in options written during the six months ended May 31, 2011, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2010	1,500	$166,497
Options written	1,320	202,730
Options closed	(746)	(94,740)
Options expired	(1,414)	(149,415)

Options outstanding at May 31, 2011	660	$125,072

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$2,733,851,433	$747,437,976	$(63,457,153)	$683,980,823

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2010 of approximately $516,625,000 of which $162,617,000 expires in 2016 and $354,008,000 expires in 2017. The Fund utilized approximately $35,498,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended November 30, 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund has elected to treat post-October capital and foreign currency losses of approximately $36,739,000 and $49,900, respectively, as having been incurred in the following year (November 30, 2011).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended November 30, 2010, the Fund received $10,325 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock, 25 million shares of Class R common stock and 25 million shares of Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2011:
Shares sold	2,338,099	$24,782,550
Shares issued in reinvestment of dividends	3,013,082	30,916,834
Shares reacquired	(16,873,083)	(178,723,782)

Net increase (decrease) in shares outstanding before conversion	(11,521,902)	(123,024,398)
Shares issued upon conversion from Class B	603,177	6,279,124
Shares reacquired upon conversion into Class Z	(2,430,390)	(25,454,293)

Net increase (decrease) in shares outstanding	(13,349,115)	$(142,199,567)

Year ended November 30, 2010:
Shares sold	5,834,058	$53,957,989
Shares issued in reinvestment of dividends	5,353,499	49,420,255
Shares reacquired	(37,946,528)	(352,021,845)

Net increase (decrease) in shares outstanding before conversion	(26,758,971)	(248,643,601)
Shares issued upon conversion from Class B	935,231	8,533,696

Net increase (decrease) in shares outstanding	(25,823,740)	$(240,109,905)

Class B
Six months ended May 31, 2011:
Shares sold	420,656	$4,469,714
Shares issued in reinvestment of dividends	86,943	891,633
Shares reacquired	(822,028)	(8,710,886)

Net increase (decrease) in shares outstanding before conversion	(314,429)	(3,349,539)
Shares reacquired upon conversion into Class A	(604,922)	(6,279,124)

Net increase (decrease) in shares outstanding	(919,351)	$(9,628,663)

Year ended November 30, 2010:
Shares sold	930,940	$8,629,805
Shares issued in reinvestment of dividends	152,507	1,408,059
Shares reacquired	(2,459,151)	(22,622,759)

Net increase (decrease) in shares outstanding before conversion	(1,375,704)	(12,584,895)
Shares reacquired upon conversion into Class A	(937,710)	(8,533,696)

Net increase (decrease) in shares outstanding	(2,313,414)	$(21,118,591)

Prudential Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2011:
Shares sold	356,687	$3,773,302
Shares issued in reinvestment of dividends	74,274	760,973
Shares reacquired	(1,271,576)	(13,424,731)

Net increase (decrease) in shares outstanding before conversion	(840,615)	(8,890,456)
Shares reacquired upon conversion into Class Z	(7,472)	(74,871)

Net increase (decrease) in shares outstanding	(848,087)	$(8,965,327)

Year ended November 30, 2010:
Shares sold	837,579	$7,741,078
Shares issued in reinvestment of dividends	127,710	1,178,273
Shares reacquired	(2,855,675)	(26,409,563)

Net increase (decrease) in shares outstanding	(1,890,386)	$(17,490,212)

Class R
Six months ended May 31, 2011:
Shares sold	176,916	$1,877,939
Shares issued in reinvestment of dividends	5,959	61,215
Shares reacquired	(92,350)	(979,691)

Net increase (decrease) in shares outstanding	90,525	$959,463

Year ended November 30, 2010:
Shares sold	224,165	$2,069,222
Shares issued in reinvestment of dividends	8,273	76,463
Shares reacquired	(154,058)	(1,410,211)

Net increase (decrease) in shares outstanding	78,380	$735,474

Class Z
Six months ended May 31, 2011:
Shares sold	1,839,775	$19,479,537
Shares issued in reinvestment of dividends	118,709	1,220,516
Shares reacquired	(2,305,316)	(24,574,493)

Net increase (decrease) in shares outstanding before conversion	(346,832)	(3,874,440)
Shares issued upon conversion from Class A and C	2,436,912	25,529,164

Net increase (decrease) in shares outstanding	2,090,080	$21,654,724

Year ended November 30, 2010:
Shares sold	2,587,322	$23,909,957
Shares issued in reinvestment of dividends	190,884	1,759,732
Shares reacquired	(4,140,822)	(38,127,898)

Net increase (decrease) in shares outstanding	(1,362,616)	$(12,458,209)

28	Visit our website at www.prudentialfunds.com

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended May 31, 2011. The balance for the one day that the Fund had loan outstanding was $1,812,000 at an interest rate of 1.47%. At May 31, 2011, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In

Prudential Jennison Utility Fund	29

Notes to Financial Statements

(Unaudited) continued

addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

30	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31, 2011		Year Ended November 30,
			2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.85		$8.61	$7.49	$16.84	$17.31	$14.70
Income (loss) from investment operations:
Net investment income	.14		.24	.28	.19	.32	.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.41		1.20	1.04	(6.75)	2.77	3.58
Total from investment operations	1.55		1.44	1.32	(6.56)	3.09	3.97
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.20)	(.20)	(.18)	(.32)	(.39)
Distributions from net realized gains	-		-	-	(2.61)	(3.24)	(.97)
Total dividends and distributions	(.14)		(.20)	(.20)	(2.79)	(3.56)	(1.36)
Capital Contributions (Note 6):	-		- (e)	-	-	-	-
Net asset value, end of period	$11.26		$9.85	$8.61	$7.49	$16.84	$17.31
Total Return(b):	15.83%		16.91%	18.13%	(46.58)%	22.21%	28.86%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,642		$2,444	$2,357	$2,269	$4,754	$4,138
Average net assets (000,000)	$2,561		$2,423	$2,178	$3,920	$4,441	$3,686
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.88%	(f)	.90%	.92%	.81% (d)	.75% (d)	.77% (d)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.60%	.62%	.53%	.50%	.52%
Net investment income	2.67%	(f)	2.61%	3.64%	1.55%	2.02%	2.54%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	26%	(g)	53%	46%	38%	50%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $0.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.83		$8.59	$7.47	$16.80	$17.28	$14.67
Income (loss) from investment operations:
Net investment income	.10		.18	.23	.10	.20	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		1.20	1.04	(6.75)	2.77	3.59
Total from investment operations	1.50		1.38	1.27	(6.65)	2.97	3.86
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.14)	(.15)	(.07)	(.21)	(.28)
Distributions from net realized gains	-		-	-	(2.61)	(3.24)	(.97)
Total dividends and distributions	(.10)		(.14)	(.15)	(2.68)	(3.45)	(1.25)
Capital Contributions (Note 6):	-		- (d)	-	-	-	-
Net asset value, end of period	$11.23		$9.83	$8.59	$7.47	$16.80	$17.28
Total Return(b):	15.36%		16.16%	17.35%	(46.99)%	21.22%	27.95%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$107		$103	$110	$130	$363	$340
Average net assets (000,000)	$105		$106	$109	$264	$351	$310
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.58%	(e)	1.60%	1.62%	1.53%	1.50%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.60%	.62%	.53%	.50%	.52%
Net investment income	1.99%	(e)	1.91%	3.03%	.82%	1.26%	1.78%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $0.005 per share.

(e) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.82		$8.58	$7.47	$16.78	$17.27	$14.67
Income (loss) from investment operations:
Net investment income	.10		.18	.22	.10	.20	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		1.20	1.04	(6.73)	2.76	3.57
Total from investment operations	1.50		1.38	1.26	(6.63)	2.96	3.85
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.14)	(.15)	(.07)	(.21)	(.28)
Distributions from net realized gains	-		-	-	(2.61)	(3.24)	(.97)
Total dividends and distributions	(.10)		(.14)	(.15)	(2.68)	(3.45)	(1.25)
Capital Contributions (Note 6):	-		- (d)	-	-	-	-
Net asset value, end of period	$11.22		$9.82	$8.58	$7.47	$16.78	$17.27
Total Return(b):	15.38%		16.18%	17.21%	(46.92)%	21.24%	27.88%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$101		$97	$101	$110	$228	$166
Average net assets (000,000)	$100		$100	$98	$198	$195	$116
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.58%	(e)	1.60%	1.62%	1.53%	1.50%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.60%	.62%	.53%	.50%	.52%
Net investment income	1.97%	(e)	1.90%	2.98%	.83%	1.28%	1.80%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $0.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,				August 22, 2006(a) through November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.85		$8.60	$7.49	$16.83	$17.38	$16.06
Income (loss) from investment operations:
Net investment income	.13		.22	.26	.16	.26	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		1.21	1.04	(6.74)	2.73	1.35
Total from investment operations	1.53		1.43	1.30	(6.58)	2.99	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.18)	(.19)	(.15)	(.30)	(.12)
Distributions from net realized gains	-		-	-	(2.61)	(3.24)	-
Total dividends and distributions	(.13)		(.18)	(.19)	(2.76)	(3.54)	(.12)
Capital Contributions (Note 6):	-		- (g)	-	-	-	-
Net asset value, end of period	$11.25		$9.85	$8.60	$7.49	$16.83	$17.38
Total Return(c):	15.61%		16.82%	17.76%	(46.66)%	21.36%	9.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,116		$4,461	$3,223	$2,596	$2,655	$7
Average net assets (000)	$5,309		$3,914	$2,868	$3,377	$1,121	$1
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.08%	(e)	1.10%	1.12%	1.03%	1.00%	1.02%	(e)
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.60%	.62%	.53%	.50%	.52%	(e)
Net investment income	2.48%	(e)	2.42%	3.37%	1.37%	1.59%	1.84%	(e)

(a) Inception date.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Through March 31, 2012, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Annualized.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Less than $0.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.86		$8.61	$7.50	$16.85	$17.32	$14.71
Income (loss) from investment operations:
Net investment income	.16		.27	.30	.23	.36	.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.40		1.21	1.04	(6.75)	2.77	3.58
Total from investment operations	1.56		1.48	1.34	(6.52)	3.13	4.01
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.23)	(.23)	(.22)	(.36)	(.43)
Distributions from net realized gains	-		-	-	(2.61)	(3.24)	(.97)
Total dividends and distributions	(.15)		(.23)	(.23)	(2.83)	(3.60)	(1.40)
Capital Contributions (Note 6):	-		- (d)	-	-	-	-
Net asset value, end of period	$11.27		$9.86	$8.61	$7.50	$16 .85	$17.32
Total Return(b):	15.99%		17.37%	18.33%	(46.38)%	22.51%	29.17%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$116		$81	$82	$98	$176	$132
Average net assets (000,000)	$102		$84	$83	$163	$150	$98
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.58%	(e)	.60%	.62%	.53%	.50%	.52%
Expenses, excluding distribution and service (12b-1) fees	.58%	(e)	.60%	.62%	.53%	.50%	.52%
Net investment income	3.01%	(e)	2.91%	4.00%	1.84%	2.27%	2.80%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $0.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Utility Fund
Share Class	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0205196-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	July 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	July 20, 2011